SUBSEQUENT EVENTS - DOLLAR THRIFTY	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc
SUBSEQUENT EVENTS
Subsequent Events
In April 2013, Hertz entered into an Amendment No. 2, or "Amendment No. 2," to the Senior Term Facility, primarily to reduce the interest rate applicable to a portion of the outstanding term loans under the Senior Term Facility. Prior to Amendment No. 2, approximately $1,372.0 million of tranche B term loans, or “Tranche B Term Loans”, under the Senior Term Facility bore interest at a floating rate measured by reference to, at Hertz's option, either (i) an adjusted London inter-bank offered rate not less than 1.00 percent plus a borrowing margin of 2.75 percent per annum or (ii) an alternate base rate plus a borrowing margin of 1.75 percent per annum. Pursuant to Amendment No. 2, certain of the existing lenders under the Senior Term Facility converted their existing Tranche B Term Loans into a new tranche of tranche B-2 term loans, or the “Tranche B-2 Term Loans”, in an aggregate principal amount, along with new loans advanced by certain new lenders, of approximately $1,372.0 million. The proceeds of Tranche B-2 Term Loans advanced by the new lenders were used to prepay in full all of the Tranche B Term Loans that were not converted into Tranche B-2 Term Loans.
The Tranche B-2 Term Loans bear interest at a floating rate measured by reference to, at Hertz's option, either (i) an adjusted London inter-bank offered rate not less than 0.75 percent plus a borrowing margin of 2.25 percent per annum or (ii) an alternate base rate plus a borrowing margin of 1.25 percent per annum. The terms and conditions of the new Tranche B-2 Term Loans with respect to maturity, collateral, and covenants are otherwise unchanged compared to the Tranche B Term Loans.
On April 15, 2013, Hertz entered into definitive agreements with China Auto Rental Holdings, Inc., or “China Auto,” and related parties pursuant to which Hertz made a strategic investment in China Auto. China Auto is the largest car rental company in China. Pursuant to the transaction, Hertz invested cash and certain of its assets in China and received common stock and convertible notes in return. Upon the closing of the transaction which occurred on April 30, 2013, Hertz owns 10% of China Auto's ordinary shares and has a seat on China Auto's Board. Upon conversion of the notes, Hertz would have 18.64% on a fully diluted basis. This transaction will be accounted for under the equity method of accounting in accordance with GAAP.

Subsequent Events
On January 23, 2013, Hertz Vehicle Financing LLC, or ‘‘HVF,’’ an insolvency remote, direct, wholly-owned, special purpose subsidiary of Hertz, completed the issuance of $950.0 million in aggregate principal amount of three year and five year Series 2013-1 Rental Car Asset Backed Notes, Class A and Class B. The $282.75 million of three year Class A notes carry a 1.12% coupon, the $42.25 million of three year Class B notes carry a 1.86% coupon, the $543.75 million of five year Class A notes carry a 1.83% coupon, and the $81.25 million of five year Class B notes carry a 2.48% coupon. The three year notes and five year notes have expected final payment dates in August 2016 and August 2018, respectively. The Class B notes are subordinated to the Class A notes.
The net proceeds from the sale of the notes will be, to the extent permitted by the applicable agreements, (i) used to pay the purchase price of vehicles acquired by HVF pursuant to HVF's U.S. ABS Program (as defined herein), (ii) used to pay the principal amount of other HVF U.S. ABS Program indebtedness that is then permitted or required to be paid or (iii) released to HVF to be distributed to Hertz or otherwise used by HVF for general purposes.
In February 2013, Hertz caused its Brazilian operating subsidiary to amend the Brazilian Fleet Financing Facility to extend the maturity date from February 2013 to October 2013.

15. SUBSEQUENT EVENTS

        In preparing the accompanying condensed consolidated financial statements, the Company has reviewed events that have occurred after September 30, 2012 through the issuance of the financial statements. The Company noted no reportable subsequent events other than the subsequent events noted below.

        In October 2012, the Company executed a vehicle purchase agreement with General Motors LLC ("GM") for the 2013 program year that will allow the Company to source through GM a portion of its vehicle purchases, subject to certain minimum volumes and to requirements applicable to the mix of models purchased. Volume requirements may be modified by mutual agreement between the Company and GM.

        In November 2012, the Court approved the final settlement, ordered the parties to effectuate the settlement agreement according to its terms and dismissed the case on the merits, all in the case of Michael Shames; Gary Gramkow, on behalf of themselves and on behalf of all persons similarly situated v. The Hertz Corporation, Dollar Thrifty Automotive Group, Inc., Avis Budget Group, Inc., Vanguard Car Rental USA, Inc., Enterprise Rent-A-Car Company, Fox Rent-A-Car, Inc., Coast Leasing Corp., The California Travel and Tourism Commission and Caroline Beteta (No. 07 CV 2174 H BLM (S.D. Cal.).

18. SUBSEQUENT EVENTS

        In preparing the consolidated financial statements, the Company has reviewed events that have occurred after December 31, 2011 through the issuance of the financial statements. The Company noted no reportable subsequent events other than the subsequent events noted in Notes 8 and 13.